Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)	12 Months Ended
Dec. 31, 2023
Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
40 Significant valuation and income recognition differences between US GAAP and Swiss GAAP banking law (true and fair view)
The Bank’s consolidated financial statements have been prepared in accordance with US GAAP.
FINMA requires Swiss-domiciled banks which present their financial statements under either US GAAP or IFRS Accounting Standards to provide a narrative explanation of the major differences between Swiss GAAP banking law (true and fair view) and its primary accounting standard.
The principal provisions of the Swiss Ordinance on Banks and Savings Banks (Banking Ordinance), the Swiss Financial Market Supervisory Authority’s Accounting Ordinance (FINMA Accounting Ordinance) and the FINMA circular 2020/1, “Accounting – banks”, governing financial reporting for banks (Swiss GAAP) differ in certain aspects from US GAAP. The following are the major differences:
> Refer to “Note 1 – Summary of significant accounting policies” for a detailed description of the Bank’s accounting policies.
Scope of consolidation
Under Swiss GAAP, majority-owned subsidiaries that are not considered long-term investments or do not operate in the core business of the Bank are either accounted for as financial investments or as equity method investments. US GAAP has no such exception relating to the consolidation of majority-owned subsidiaries.
Investments in securities
Under Swiss GAAP, classification and measurement of investments in securities depends on the nature of the investment.
Non-consolidated participations
Under US GAAP, equity securities where the company has no significant influence and which do not have a readily determinable fair value are measured in accordance with the NAV practical expedient, or by using the measurement alternative or at fair value.
Under Swiss GAAP, investments in equity securities where the company has no significant influence and which are held with the intention of a permanent investment or which are investments in financial industry infrastructure are included in participations irrespective of the percentage ownership of voting shares held. Participations are initially recognized at historical cost and tested for impairment at least annually. The fair value option is not allowed for participations.
Under Swiss GAAP, participations held by a company are tested for impairment on the level of each individual participation. An impairment is recorded if the carrying value of a participation exceeds its fair value. Should the fair value of an impaired participation recover in subsequent periods and such recovery is considered sustainable, the impairment from prior periods can be reversed up to the fair value but not exceeding the historical cost basis. A reversal of an impairment is recorded as extraordinary income in the statements of income.
Available-for-sale debt securities
Under US GAAP, available-for-sale debt securities are valued at fair value. Unrealized gains and losses due to fluctuations in fair value (including foreign exchange) are not recorded in the consolidated statements of operations but included net of tax in AOCI, which is part of total shareholders’ equity. Credit-related impairments may have to be recognized in the consolidated statements of operations if the fair value of an individual debt security decreases below its amortized cost basis due to credit-related factors.
Under Swiss GAAP, available-for-sale securities are accounted for at the lower of amortized cost or market with valuation reductions and recoveries due to market fluctuations recorded in other ordinary expenses and income, respectively. Foreign exchange gains and losses are recognized in net income/(loss) from trading activities and fair value option.
Non-marketable equity securities
Under US GAAP, equity securities which do not have a readily determinable fair value are measured in accordance with the NAV practical expedient, or by using the measurement alternative or at fair value.
Under Swiss GAAP, non-marketable equity securities where the company has no intent to hold the securities permanently are carried at the lower of cost or market.
Allowances and provisions for credit losses
Under US GAAP, allowances and provisions for credit losses on financial instruments are estimated based on a CECL model. The credit loss requirements apply to financial assets measured at amortized cost, such as cash and due from banks, interest-bearing deposits with banks, securities purchased under resale agreements and securities borrowing transactions, debt securities held-to-maturity, loans and other receivables, as well as off-balance sheet credit exposures, such as irrevocable loan commitments, credit guarantees and similar instruments. The credit loss requirements are based on a forward-looking, lifetime CECL model by incorporating historical experience, current conditions and reasonable and supportable forecasts of future economic conditions available as of the reporting date.
Under Swiss GAAP, the same impairment model and methodology is applied as under US GAAP. Differences between the two GAAPs result for items which are not measured at amortized cost under US GAAP and therefore not in scope of CECL under US GAAP, but that have to be measured at amortized cost under Swiss GAAP and are therefore in scope of CECL under Swiss GAAP. Such differences in CECL measurement mainly result from loans, irrevocable loan commitments and financial guarantees which are FVO elected under US GAAP and measured at amortized cost under Swiss GAAP.
Loans held-for-sale
Under US GAAP, when loans are considered held-for-sale, they are measured at the lower of cost or market and recorded in other assets on the balance sheet.
Under Swiss GAAP, loans remain classified in due from customers and are measured at amortized cost. Additionally, an entity should consider the potential realization of a future loss or the non-recoverability of the carrying values of the loans if facts and circumstances indicate that a loss may occur. If management expects based on approved plans or business plans that the carrying values of these loans (net of the allowance for CECL) will not be recovered, additional provisions should be recorded for other than default risks.
Fair value option
Unlike US GAAP, Swiss GAAP generally does not allow the fair value option concept that creates an optional alternative measurement treatment for certain non-trading financial assets and liabilities, guarantees and commitments. The fair value option permits the use of fair value for initial and subsequent measurement with changes in fair value recorded in the consolidated statements of operations.
For issued structured products that meet certain conditions, fair value measurement can be applied. The related changes in fair value of both the embedded derivative and the host contract are recorded in trading revenues, except for fair value adjustments relating to own credit that cannot be recognized in the consolidated statements of income. Impacts of changes in own credit spreads are recognized in the compensation accounts which are either recorded in other assets or other liabilities.
Derivative financial instruments used for fair value hedging
Under US GAAP, for fair value hedges, the carrying value of the underlying hedged items is adjusted to the change in the fair value of the hedged risk. Changes in the fair value of the related designated derivatives are recorded in the same line item of the consolidated statements of operations as the change in fair value of the hedged risk for the respective assets or liabilities.
Under Swiss GAAP, the carrying value of hedged items is not adjusted. The amount representing the change in fair value of the hedged item with regard to the hedged risk is recorded in the compensation account included in other assets or other liabilities.
Derivative financial instruments used for cash flow hedging
Under US GAAP, the change in the fair value of a designated derivative of a cash flow hedge is reported in AOCI.
Under Swiss GAAP, the change in the fair value of a designated derivative of a cash flow hedge is recorded in the compensation account included in other assets or other liabilities.
Derecognition of financial instruments
Under US GAAP, financial instruments are only derecognized if the transaction meets the following criteria: (i) the financial asset has been legally isolated from the transferor, (ii) the transferee has the right to repledge or resell the transferred asset, and (iii) the transferor does not maintain effective control over the transferred asset.
Under Swiss GAAP, a financial instrument is derecognized when the economic control has been transferred from the seller to the buyer. A party which has the controlling ability to receive the future returns from the financial instrument and the obligation to absorb the risk of the financial instrument is deemed to have economic control over a financial instrument.
Debt issuance costs
Under US GAAP, debt issuance costs are presented as a direct deduction from the carrying amount of the related debt.
Under Swiss GAAP, debt issuance costs are reported as a balance sheet asset in accrued income and prepaid expenses.
Operating leases – lessee arrangements
Under US GAAP, at commencement of an operating lease, the lessee recognizes a lease liability for future lease payments and a right-of-use asset which reflects the future benefits from the lease contract. The initial lease liability equals the present value of the future lease payments; amounts paid upfront are not included. The right-of-use asset equals the sum of the initial lease liability, initial direct costs and prepaid lease payments, with lease incentives received deducted. Operating lease costs, which include amortization and an interest component, are recognized over the remaining lease term on a straight-line basis. If the reporting entity permanently vacates premises and sub-leases a leased asset to another party at a loss, an impairment is recognized on the right-of-use asset. The impairment is determined as the difference between the carrying value of the right-of-use asset and the present value of the expected sub-lease income over the sub-lease term.
Under Swiss GAAP, at commencement of an operating lease, no right-of-use assets and lease liabilities are recognized on the balance sheet of the lessee. For the calculation of the periodic lease expenses, initial direct costs, lease incentives and prepaid lease payments are considered, and the total cost of a lease contract is expensed on a straight-line basis over the lease term. If the reporting entity permanently vacates premises, a provision for future payments under the lease contract is recorded, net of expected sub-lease income.
Goodwill amortization
Under US GAAP, goodwill is not amortized but must be tested for impairment annually or more frequently if an event or change in circumstances indicates that the goodwill may be impaired.
Under Swiss GAAP, goodwill is amortized over its useful life, generally not exceeding five years, except for justified cases where a maximum useful life of up to ten years is acceptable. In addition, goodwill is tested at least annually for impairment.
Amortization of intangible assets
Under US GAAP, intangible assets with indefinite lives are not amortized but are tested for impairment annually or more frequently if an event or change in circumstances indicates that the asset may be impaired.
Under Swiss GAAP, intangible assets are amortized over a useful life, up to a maximum of five years, in justified cases up to a maximum of ten years. In addition, these assets are tested at least annually for impairment.
Guarantees
US GAAP requires all guarantees to be initially recognized at fair value. Upon issuance of a guarantee, the guarantor is required to recognize a liability that reflects the initial fair value; simultaneously, a receivable is recorded to reflect the future guarantee fee income over the entire life of the guarantee.
Under Swiss GAAP, only accrued or prepaid guarantee fees are recorded on the balance sheet. No guarantee liability and receivable for future guarantee fees are recorded upon issuance of a guarantee.
Loan origination fees and costs
US GAAP requires the deferral of fees received upfront and direct costs incurred in connection with the origination of loans not held under the fair value option.
Under Swiss GAAP, only upfront payments or fees that are considered interest-related components are deferred (e.g., premiums and discounts). Fees received from the borrower which are considered service-related fees such as commitment fees, structuring fees and arrangement fees are immediately recognized in commission income.
Extraordinary income and expenses
Unlike US GAAP, Swiss GAAP does report certain expenses or revenues as extraordinary if the recorded income or expense is non-operating and non-recurring.
Pensions and post-retirement benefits
Under US GAAP, the liability and related pension expense is determined based on the projected unit credit actuarial calculation of the benefit obligation.
Under Swiss GAAP, the liability and related pension expense is primarily determined based on the pension plan valuation in accordance with Swiss GAAP FER 26. A pension asset is recorded if a statutory overfunding of a pension plan leads to a future economic benefit, and a pension liability is recorded if a statutory underfunding of a pension plan leads to a future economic obligation. Employer contribution reserves must be capitalized if they represent a future economic benefit. A future economic benefit exists if the employer can reduce its future statutory annual contribution to the pension plan by releasing employer contribution reserves. Pension expenses include the required contributions defined by Swiss law, any additional contribution mandated by the pension fund trustees and any change in value of the pension asset or liability between two measurement dates as determined on the basis of the annual year-end pension plan valuation.
Discontinued operations
Under US GAAP, the assets and liabilities of a discontinued operation are separated from the ordinary captions of the consolidated balance sheets and are reported as discontinued operations measured at the lower of the carrying value or fair value less cost to sell. Accordingly, income and expense from discontinued operations are reported in a separate line item of the consolidated statements of operations.
Under Swiss GAAP, these positions remain in their initial balance sheet captions until disposed of and continue to be valued according to the respective captions.
Security collateral received in securities lending transactions
Under US GAAP, security collateral received in securities lending transactions with the right to sell or repledge are recorded as assets and a corresponding liability to return the collateral is recognized.
Under Swiss GAAP, security collateral received and the obligation to return collateral of securities lending transactions are not recognized on the balance sheet.
Digital assets held in custody
Under US GAAP, an entity records a liability on its balance sheet for its obligation to safeguard digital assets held as a custodian for its clients, and a corresponding safeguarding asset.
Under Swiss GAAP, the recording of a safeguarding liability and a safeguarding asset for digital assets held as a custodian for its clients is not required.
Loan commitments
Under US GAAP, loan commitments include all commitments to extend loans, unfunded commitments under commercial lines of credit, revolving credit lines, credit guarantees in the future and overdraft protection agreements, except for commitments that can be revoked by the Bank at any time at the Bank’s sole discretion without prior notice.
Under Swiss GAAP, loan commitments include all commitments to extend loans, unfunded commitments under commercial lines of credit, revolving credit lines, credit guarantees in the future and overdraft protection agreements, except for commitments that can be revoked by the Bank at any time at the Bank’s sole discretion with a notice period not exceeding six weeks.